UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
Address:  700 Seventeenth Street Suite 2350
          Denver, CO 80202

Form 13F File Number:  028-05337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Timothy J. Waymire, CFA
Title:    Principal
Phone:    303/832.2300

Signature, Place, and Date of Signing:

   /s/ Timothy J. Waymire, CFA         Denver, CO                 1/24/2012
   ---------------------------         ----------                 ---------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          127
                                         -----------

Form 13F Information Table Value Total:  $   233,457
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                   COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- ------------ --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                          TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
            NAME OF ISSUER                 CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Vanguard Total Bond Index Fund          COMMON STOCK 921937835       9,129     109,278          SOLE       SOLE     SOLE
Vanguard Short-term Bond Index          COMMON STOCK 921937827       8,394     103,829          SOLE       SOLE     SOLE
IBM                                     COMMON STOCK 459200101       7,707      41,912          SOLE       SOLE     SOLE
Exxon Mobil Corporation                 COMMON STOCK 91927806        7,272      85,791          SOLE       SOLE     SOLE
McDonald's                              COMMON STOCK                 7,093      70,699          SOLE       SOLE     SOLE
Philip Morris International In          COMMON STOCK                 6,663      84,902          SOLE       SOLE     SOLE
Intel Corporation                       COMMON STOCK 458140100       6,473     266,948          SOLE       SOLE     SOLE
Vanguard Intermediate Bond Fun          COMMON STOCK 921937819       6,427      73,903          SOLE       SOLE     SOLE
Russell Large Blend                     COMMON STOCK                 6,255      90,164          SOLE       SOLE     SOLE
Chubb Corporation                       COMMON STOCK 171232101       6,112      88,305          SOLE       SOLE     SOLE
Bristol-Myers Squibb                    COMMON STOCK 110122108       6,000     170,269          SOLE       SOLE     SOLE
BHP Billiton                            COMMON STOCK 88606108        5,817      82,365          SOLE       SOLE     SOLE
United Technologies                     COMMON STOCK 913017109       5,648      77,271          SOLE       SOLE     SOLE
Coca-Cola Co.                           COMMON STOCK 191216100       5,613      80,227          SOLE       SOLE     SOLE
Sabine Royalty Trust                    COMMON STOCK 785688102       5,488      87,045          SOLE       SOLE     SOLE
AmeriGas Partners LP                    COMMON STOCK 30975106        4,413      96,112          SOLE       SOLE     SOLE
E. I. Du Pont De Nemours                COMMON STOCK 263534109       4,406      96,234          SOLE       SOLE     SOLE
Buckeye Partners LP                     COMMON STOCK 118230101       4,209      65,784          SOLE       SOLE     SOLE
Home Depot                              COMMON STOCK 437076102       4,096      97,435          SOLE       SOLE     SOLE
Vodafone Group New ADR                  COMMON STOCK                 3,955     141,109          SOLE       SOLE     SOLE
Vanguard Interm-Term Corp Bond          COMMON STOCK 92206C870       3,673      44,587          SOLE       SOLE     SOLE
Auto Data Processing                    COMMON STOCK 53015103        3,607      66,790          SOLE       SOLE     SOLE
Royal Bank of Canada                    COMMON STOCK                 3,356      65,863          SOLE       SOLE     SOLE
Vanguard Emerging Market                COMMON STOCK 922042858       3,288      86,044          SOLE       SOLE     SOLE
Johnson & Johnson                       COMMON STOCK 478160104       3,180      48,496          SOLE       SOLE     SOLE
Ishares Investment Grade Corp           COMMON STOCK 464287242       3,111      27,346          SOLE       SOLE     SOLE
Procter & Gamble                        COMMON STOCK 742718109       3,062      45,898          SOLE       SOLE     SOLE
Enerplus Corporation                    COMMON STOCK 292766102       3,011     118,907          SOLE       SOLE     SOLE
Chevron Corp                            COMMON STOCK 166741100       2,814      26,450          SOLE       SOLE     SOLE
Vanguard Div Apprciation                COMMON STOCK 921908844       2,668      48,823          SOLE       SOLE     SOLE
Xcel Energy Inc                         COMMON STOCK                 2,492      90,161          SOLE       SOLE     SOLE
Transcanada Corp                        COMMON STOCK 89353D107       2,375      54,381          SOLE       SOLE     SOLE
Dow Jones Industrial Average            COMMON STOCK                 2,337      19,178          SOLE       SOLE     SOLE
Microsoft Corporation                   COMMON STOCK 594918104       2,309      88,934          SOLE       SOLE     SOLE
Wal Mart Stores Inc.                    COMMON STOCK                 2,247      37,605          SOLE       SOLE     SOLE
Nike Inc. Cl B                          COMMON STOCK 654106103       2,151      22,319          SOLE       SOLE     SOLE
Waste Management Inc Del                COMMON STOCK 94106L109       2,114      64,635          SOLE       SOLE     SOLE
Abbott Laboratories                     COMMON STOCK 2824100         2,011      35,772          SOLE       SOLE     SOLE
Southern Company                        COMMON STOCK 842587107       1,924      41,572          SOLE       SOLE     SOLE
Dow Jones Select Dividend               COMMON STOCK                 1,894      35,218          SOLE       SOLE     SOLE
Canadian Natl Ry Co                     COMMON STOCK 136375102       1,871      23,817          SOLE       SOLE     SOLE
Diageo PLC ADR                          COMMON STOCK 25243Q205       1,868      21,373          SOLE       SOLE     SOLE
AT&T Inc.                               COMMON STOCK 00206R102       1,844      60,984          SOLE       SOLE     SOLE
Caterpillar Inc.                        COMMON STOCK 149123101       1,790      19,755          SOLE       SOLE     SOLE
WP Carey & Co LLC                       COMMON STOCK                 1,784      43,586          SOLE       SOLE     SOLE
3M Company                              COMMON STOCK 604059105       1,681      20,568          SOLE       SOLE     SOLE
General Mills Inc.                      COMMON STOCK 370334104       1,667      41,263          SOLE       SOLE     SOLE
Emerson Electric Company                COMMON STOCK 291011104       1,664      35,722          SOLE       SOLE     SOLE
Royal Dutch Shell A Adrf                COMMON STOCK                 1,659      22,699          SOLE       SOLE     SOLE
Merck & Co.                             COMMON STOCK 58933107        1,587      42,095          SOLE       SOLE     SOLE
Plum Creek Timber Co                    COMMON STOCK 729251108       1,504      41,146          SOLE       SOLE     SOLE
General Electric                        COMMON STOCK 369604103       1,500      83,770          SOLE       SOLE     SOLE
Pepsico Inc.                            COMMON STOCK 997134101       1,464      22,069          SOLE       SOLE     SOLE
Anadarko Petroleum                      COMMON STOCK 32511107        1,422      18,635          SOLE       SOLE     SOLE
Vanguard Index Trust Total Sto          COMMON STOCK                 1,356      21,081          SOLE       SOLE     SOLE
Sysco Corp.                             COMMON STOCK 871829107       1,261      42,983          SOLE       SOLE     SOLE
Xilinx Inc                              COMMON STOCK                 1,234      38,477          SOLE       SOLE     SOLE
Medtronic Inc.                          COMMON STOCK 585055106       1,183      30,919          SOLE       SOLE     SOLE
Stanley Works                           COMMON STOCK                 1,168      17,276          SOLE       SOLE     SOLE
Altria Group                            COMMON STOCK                 1,154      38,919          SOLE       SOLE     SOLE
Plains All Amern Ppln LP                COMMON STOCK                 1,096      14,916          SOLE       SOLE     SOLE
Bank of Montreal                        COMMON STOCK 63671101        1,056      19,259          SOLE       SOLE     SOLE
Vanguard Whitehall Funds                COMMON STOCK 921946406         954      21,076          SOLE       SOLE     SOLE
Peabody Energy Corporation              COMMON STOCK                   815      24,630          SOLE       SOLE     SOLE
Apache Corp                             COMMON STOCK                   786       8,680          SOLE       SOLE     SOLE
EOG Resources                           COMMON STOCK 293562104         760       7,715          SOLE       SOLE     SOLE
NextEra Energy, Inc.                    COMMON STOCK                   743      12,205          SOLE       SOLE     SOLE
Public Storage Inc.                     COMMON STOCK                   730       5,431          SOLE       SOLE     SOLE
Russell 3000                            COMMON STOCK                   728       9,820          SOLE       SOLE     SOLE
Illinois Tool Works Inc                 COMMON STOCK                   711      15,219          SOLE       SOLE     SOLE
iShares Tr Comex Gold                   COMMON STOCK                   691      45,350          SOLE       SOLE     SOLE
Apple Computer Inc                      COMMON STOCK                   653       1,613          SOLE       SOLE     SOLE
Streettracks Gold TRUST                 COMMON STOCK                   616       4,052          SOLE       SOLE     SOLE
U S Bancorp Del                         COMMON STOCK                   605      22,348          SOLE       SOLE     SOLE
Wells Fargo                             COMMON STOCK 949746101         603      21,869          SOLE       SOLE     SOLE
3-7 Year Treasury                       COMMON STOCK 464288661         601       4,928          SOLE       SOLE     SOLE
Cisco Systems                           COMMON STOCK 17275R102         597      33,027          SOLE       SOLE     SOLE
Polaris Industries                      COMMON STOCK 731068102         593      10,598          SOLE       SOLE     SOLE
Duke Energy                             COMMON STOCK 264399106         581      26,398          SOLE       SOLE     SOLE
Heinz H J Co                            COMMON STOCK 423074103         573      10,610          SOLE       SOLE     SOLE
Kraft Foods Inc                         COMMON STOCK                   548      14,674          SOLE       SOLE     SOLE
Russell Large Growth                    COMMON STOCK 464287614         534       9,244          SOLE       SOLE     SOLE
Expeditors Int'l                        COMMON STOCK                   531      12,960          SOLE       SOLE     SOLE
Pfizer Incorporated                     COMMON STOCK 717081103         492      22,740          SOLE       SOLE     SOLE
Target Corp                             COMMON STOCK 872540109         483       9,430          SOLE       SOLE     SOLE
Clorox Co.                              COMMON STOCK                   458       6,875          SOLE       SOLE     SOLE
Russell Large Value                     COMMON STOCK                   444       6,996          SOLE       SOLE     SOLE
Public Storage 6.5%                     COMMON STOCK 74460D141         440      15,725          SOLE       SOLE     SOLE
V.F. Corporation                        COMMON STOCK 918204108         425       3,349          SOLE       SOLE     SOLE
Verizon Communications                  COMMON STOCK 92343V104         423      10,539          SOLE       SOLE     SOLE
Enterprise Prd Prtnrs Lp                COMMON STOCK                   414       8,934          SOLE       SOLE     SOLE
Ecolab Inc                              COMMON STOCK                   396       6,856          SOLE       SOLE     SOLE
Treasury Inflation Protected B          COMMON STOCK                   391       3,352          SOLE       SOLE     SOLE
UnitedHealth Group                      COMMON STOCK 910581107         375       7,400          SOLE       SOLE     SOLE
Barrick Gold                            COMMON STOCK                   362       8,000          SOLE       SOLE     SOLE
Sherwin Williams                        COMMON STOCK                   350       3,918          SOLE       SOLE     SOLE
Hewlett Packard Company                 COMMON STOCK 428236103         343      13,297          SOLE       SOLE     SOLE
Stryker Corp                            COMMON STOCK                   341       6,868          SOLE       SOLE     SOLE
Archer Daniels Midland                  COMMON STOCK                   332      11,600          SOLE       SOLE     SOLE
Russell Small Cap                       COMMON STOCK 464287655         312       4,224          SOLE       SOLE     SOLE
Deere & Company                         COMMON STOCK 244199105         294       3,795          SOLE       SOLE     SOLE
EAFE Foreign                            COMMON STOCK                   292       5,888          SOLE       SOLE     SOLE
Sanofi-Aventis SA                       COMMON STOCK                   291       7,975          SOLE       SOLE     SOLE
Vanguard Corp Bond Etf                  COMMON STOCK 92206C409         273       3,509          SOLE       SOLE     SOLE
San Juan Basin Royal Tr                 COMMON STOCK 798241105         267      11,710          SOLE       SOLE     SOLE
Grainger W W Inc                        COMMON STOCK                   248       1,325          SOLE       SOLE     SOLE
QEP Resources Inc                       COMMON STOCK 74733V100         246       8,400          SOLE       SOLE     SOLE
Colgate Palmolive                       COMMON STOCK 194162103         245       2,647          SOLE       SOLE     SOLE
Bard C R Incorporated                   COMMON STOCK                   237       2,768          SOLE       SOLE     SOLE
Oracle Corp.                            COMMON STOCK 68389X105         233       9,072          SOLE       SOLE     SOLE
Church & Dwight Co Inc                  COMMON STOCK                   229       5,000          SOLE       SOLE     SOLE
McMoran Exploration Co                  COMMON STOCK 582411104         226      15,500          SOLE       SOLE     SOLE
EMC Corp Mass                           COMMON STOCK 268648102         223      10,350          SOLE       SOLE     SOLE
Sector Spdr Materials Fd                COMMON STOCK                   221       6,602          SOLE       SOLE     SOLE
Kinder Morgan Energy LP                 COMMON STOCK                   214       2,525          SOLE       SOLE     SOLE
Zimmer Holdings Inc                     COMMON STOCK 98956P102         212       3,967          SOLE       SOLE     SOLE
Donaldson Company Inc                   COMMON STOCK                   211       3,095          SOLE       SOLE     SOLE
Berkshire Hathaway Cl B                 COMMON STOCK                   210       2,750          SOLE       SOLE     SOLE
Occidental Petroleum Corp.              COMMON STOCK                   210       2,236          SOLE       SOLE     SOLE
Consolidated Edison - NY                COMMON STOCK 209111103         203       3,265          SOLE       SOLE     SOLE
ConocoPhillips                          COMMON STOCK                   200       2,750          SOLE       SOLE     SOLE
Keycorp Inc New                         COMMON STOCK                    99      12,900          SOLE       SOLE     SOLE
Falcon Oil & Gas Ltd                    COMMON STOCK                    31     317,000          SOLE       SOLE     SOLE
Ben Ezra Weinstein New                  COMMON STOCK                     0      50,000          SOLE       SOLE     SOLE
Galaxy Energy Corp                      COMMON STOCK                     0      16,000          SOLE       SOLE     SOLE
Pop N Go Inc                            COMMON STOCK 732816103           0      12,800          SOLE       SOLE     SOLE
Intl Cavitation Tech                    COMMON STOCK                     0      40,000          SOLE       SOLE     SOLE